Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Number of reportable segments | segment	1
Number of operating segments | segment	1
Revenue	$ 33,578	$ 18,904	$ 11,413
Cost to obtain a contract	2,200	300	0
Deferred revenue recognized	100	500	100
Deferred revenue	200
Inventory write down	808	797	$ 4,764
Cash, cash equivalents, and restricted cash, insured amount	184,200	12,500
Cash, cash equivalents, and restricted cash, uninsured amount	$ 500	100
Threshold period past due	90 days
Deferred transaction cost		$ 3,400
Expected dividend rate	0.00%
Promissory note, recourse percentage	0.50
Promissory note, non-recourse percentage	0.50
Private Placement Warrants
Disaggregation of Revenue [Line Items]
Class of warrant or right, redemption terms, threshold common stock price (in dollars per share) | $ / shares	$ 18.00
Number of consecutive trading days	20 days
Number of trading-day period	30 days
Maximum
Disaggregation of Revenue [Line Items]
Estimated Useful Life (in years)	8 years
Minimum
Disaggregation of Revenue [Line Items]
Estimated Useful Life (in years)	3 years
Cost of Goods and Service, Product and Service Benchmark | Supplier Concentration Risk | Unnamed Supplier
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	20.00%	15.00%	12.00%
Accounts Payable | Supplier Concentration Risk | Unnamed Supplier
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	55.00%	23.00%
Customer D | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		11.00%	22.00%
Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue	$ 0